Columbia Variable Portfolio – Seligman Global Technology Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.4%
Issuer	Shares	Value ($)
Cayman Islands 1.2%
Grab Holdings Ltd., Class A(a)	150,497	550,819
Rigaku Holdings Corp.	284,300	3,748,048
Total		4,298,867
Germany 0.2%
TeamViewer SE(a)	120,586	625,093
Israel 1.7%
Check Point Software Technologies Ltd.(a)	16,120	2,302,742
CyberArk Software(a),(b),(c),(d)	2,861	128,745
Wix.com Ltd.(a)	44,102	3,972,267
Total		6,403,754
Japan 1.1%
Renesas Electronics Corp.	278,300	3,978,919
Netherlands 1.3%
NXP Semiconductors NV	23,908	4,706,529
Singapore 0.1%
Kulicke & Soffa Industries, Inc.	9,483	623,223
South Korea 0.1%
DoubleDown Interactive Co., Ltd., ADR(a)	36,769	310,698
Taiwan 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,761	4,650,530
United States 88.4%
Adeia, Inc.	150,643	3,619,951
Advanced Energy Industries, Inc.(e)	13,159	4,246,541
Airbnb, Inc., Class A(a)	17,648	2,228,589
Alphabet, Inc., Class A	50,980	14,659,809
Alphabet, Inc., Class C	20,658	5,925,954
Amazon.com, Inc.(a)	18,018	3,752,609
American Electric Power Co., Inc.	11,056	1,449,220
Apple, Inc.	44,123	11,197,976
Applied Materials, Inc.(e)	41,273	14,106,699
Arista Networks, Inc.(a)	44,517	5,465,797
Atlassian Corp., Class A(a)	15,834	1,080,671
BILL Holdings, Inc.(a)	34,452	1,319,512
Block, Inc., Class A(a)	42,474	2,556,085
Bloom Energy Corp., Class A(a),(e)	246,266	33,366,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadcom, Inc.	51,012	15,788,724
Cisco Systems, Inc.	84,302	6,540,992
Coherent Corp.(a)	3,678	876,136
Coursera, Inc.(a)	109,996	640,177
Dell Technologies, Inc.(e)	8,620	1,414,801
DocuSign, Inc.(a)	39,358	1,865,963
Dropbox, Inc., Class A(a)	73,783	1,676,350
eBay, Inc.	42,351	3,854,788
F5, Inc.(a)	8,470	2,450,625
Fiverr International Ltd.(a)	49,612	497,112
Gen Digital, Inc.	225,307	4,242,531
Global Payments, Inc.	71,598	4,818,545
GoDaddy, Inc., Class A(a)	50,428	4,168,883
Hewlett Packard Enterprise Co.	215,069	5,120,793
Intuit, Inc.	4,671	2,019,647
Lam Research Corp.(e)	124,171	26,530,376
Lyft, Inc., Class A(a)	220,211	2,928,806
Marvell Technology, Inc.	155,507	15,402,968
Match Group, Inc.	138,122	4,241,727
Meta Platforms, Inc., Class A(e)	7,299	4,175,977
Microsoft Corp.	30,114	11,147,299
NetApp, Inc.	57,776	5,915,685
NIQ Global Intelligence PLC(a)	34,517	392,458
NVIDIA Corp.	108,753	18,966,523
ON Semiconductor Corp.(a)	57,345	3,550,802
Oracle Corp.	30,233	4,447,577
Palo Alto Networks, Inc.(a)	20,320	3,257,702
Pinterest, Inc., Class A(a)	164,927	3,024,761
QUALCOMM, Inc.	22,677	2,920,344
RingCentral, Inc., Class A	59,456	2,211,169
SailPoint, Inc.(a)	36,615	484,783
Salesforce, Inc.	26,070	4,866,487
Semtech Corp.(a)	60,380	4,642,618
ServiceNow, Inc.(a)	9,600	1,003,680
Synaptics, Inc.(a)	75,636	5,297,545
Synopsys, Inc.(a)	6,878	2,726,989
Tenable Holdings, Inc.(a)	88,375	1,494,863

Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.(e)	26,138	7,748,872
Trimble, Inc.(a)	21,090	1,375,701
TripAdvisor, Inc.(a)	106,262	1,132,753
Visa, Inc., Class A	21,019	6,352,783
Western Digital Corp.(e)	59,577	16,114,983
Total		323,308,291
Total Common Stocks (Cost $242,080,646)		348,905,904

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(f),(g)	9,751,276	9,747,376
Total Money Market Funds (Cost $9,747,823)		9,747,376
Total Investments in Securities (Cost $251,828,469)		358,653,280
Other Assets & Liabilities, Net		7,073,567
Net Assets		$365,726,847
At March 31, 2026, securities and/or cash totaling $23,273,551 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Advanced Energy Industries, Inc.	Morgan Stanley	USD	(968,130)	(30)	360.00	04/17/2026	(18,740)	(16,500)
Applied Materials, Inc.	Morgan Stanley	USD	(2,495,067)	(73)	490.00	06/18/2026	(77,306)	(21,535)
Bloom Energy Corp.	Morgan Stanley	USD	(867,136)	(64)	210.00	05/15/2026	(47,454)	(25,120)
Bloom Energy Corp.	Morgan Stanley	USD	(2,587,859)	(191)	200.00	05/15/2026	(170,272)	(95,977)
Bloom Energy Corp.	Morgan Stanley	USD	(3,360,152)	(248)	260.00	06/18/2026	(396,074)	(84,940)
Dell Technologies, Inc.	Morgan Stanley	USD	(623,694)	(38)	185.00	04/17/2026	(7,798)	(4,769)
Dell Technologies, Inc.	Morgan Stanley	USD	(722,172)	(44)	180.00	04/17/2026	(21,749)	(8,932)
Lam Research Corp.	Morgan Stanley	USD	(3,290,364)	(154)	370.00	06/18/2026	(77,238)	(12,166)
Meta Platforms, Inc.	Morgan Stanley	USD	(629,343)	(11)	705.00	04/17/2026	(5,818)	(226)
Teradyne, Inc.	Morgan Stanley	USD	(2,994,246)	(101)	440.00	05/15/2026	(102,368)	(27,775)
Western Digital Corp.	Morgan Stanley	USD	(1,866,381)	(69)	360.00	04/17/2026	(26,610)	(6,314)
Western Digital Corp.	Morgan Stanley	USD	(1,866,381)	(69)	350.00	04/17/2026	(34,453)	(8,590)
Total							(985,880)	(312,844)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $128,745, which represents 0.04% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $128,745, which represents 0.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
CyberArk Software	02/11/2026	2,861	128,745	128,745

(d)	Valuation based on significant unobservable inputs.
(e)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	7,744,103	38,298,031	(36,294,211)	(547)	9,747,376	(229)	79,898	9,751,276
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7072_(05/26)